BASIC AND DILUTED INCOME PER SHARE	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
BASIC AND DILUTED INCOME PER SHARE	BASIC AND DILUTED INCOME PER SHARE
Basic net income per share is calculated by dividing net income by the weighted average number of ordinary shares outstanding during the period (amounts are in USD thousand except shares and per share amounts).

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Net income for the period attributable to shareholders	278	56	6,873	4,542
Weighted-average number of ordinary shares, basic	37,082,794	35,443,258	36,757,214	35,176,469
Net income per share attributable to shareholders, basic	0.01	0.00	0.19	0.13

Net income for the period attributable to shareholders	278	56	6,873	4,542
Weighted-average number of ordinary shares, diluted	38,462,183	36,534,091	38,123,560	36,608,017
Net income per share attributable to shareholders, diluted	0.01	0.00	0.18	0.12

The calculation of diluted income per share has been based on the following weighted-average number of ordinary shares outstanding after adjustment for the effect of all dilutive potential ordinary shares:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Weighted-average number of ordinary shares, basic	37,082,794	35,443,258	36,757,214	35,176,469
Effect of share options and warrants on issue	446,791	614,340	433,748	955,055
Effect of contingently issuable ordinary shares related to business combinations	932,598	476,493	932,598	476,493
Weighted-average number of ordinary shares, diluted	38,462,183	36,534,091	38,123,560	36,608,017

Share warrants and stock options to purchase 5,705,780 and 5,347,984 ordinary shares were outstanding at June 30, 2023 and 2022, respectively, that could potentially be dilutive in the future (Note 13).

At June 30, 2023, 4,625,394 options (June 30, 2022: 727,137) and nil (June 30, 2022: 1,382,338) contingently issuable ordinary shares were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive.
Number of weighted-average diluted shares for the three and six months ended June 30, 2022 were adjusted for 476,493 shares being contingently issuable and related to business combinations.
For disclosures regarding the number of outstanding shares, see Note 11.